INCOME TAXES (Narrative) (Details) - 12 months ended Dec. 31, 2015 ¥ in Millions	USD ($) yr mo	CNY (¥) yr mo
Income Taxes 1	16.50%	16.50%
Income Taxes 2 | ¥		¥ 30
Income Taxes 3	$ 4,680,000
Income Taxes 4	15.00%	15.00%
Income Taxes 5	12.50%	12.50%
Income Taxes 6	50.00%	50.00%
Income Taxes 7	12.00%	12.00%
Income Taxes 8 | yr	10	10
Income Taxes 9	15.00%	15.00%
Income Taxes 10	$ 433,000
Income Taxes 11	$ 0
Income Taxes 12 | mo	12	12